Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

19. Segment Information

The Company's primary safety products (mainly various airbag and seatbelt products and components) are integrated complete systems that function together with common electronic and sensing systems. The Company has concluded that its operating segments meet the criteria for combination for reporting purposes into a single reportable segment.

The Company's customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2011: GM 15% (incl. Opel, etc.), Renault 12% (incl. Nissan) and Ford 10%.

In 2010: GM 14% (incl. Opel, etc.) and Renault 13% (incl. Nissan).

In 2009: Renault 14% (incl. Nissan); Ford 13% (incl. Volvo Cars with 4%); Volkswagen 12% and GM 12% (incl. Opel, etc.).

NET SALES	2011	2010	2009

Europe	$3,102	$2,759	$2,551
Americas	2,559	2,194	1,311
China	982	813	484
Japan	758	791	499
Rest of Asia	831	614	276

Total	$8,232	$7,171	$5,121

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product.

External sales in the U.S. amounted to $1,920 million, $1,651 million and $918 million in 2011, 2010 and 2009, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $535 million, $431 million and $222 million in 2011, 2010 and 2009, respectively.

SALES BY PRODUCT	2011	2010	2009

Airbags and associated products1)	$5,393	$4,722	$3,250
Seatbelts and associated products2)	2,679	2,364	1,822
Active safety products	160	85	49

Total	$8,232	$7,171	$5,121

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.
2)	Includes sales of seat components.

LONG-LIVED ASSETS	2011	2010

Europe	$641	$622
Americas	1,946	1,882
China	198	152
Japan	152	152
Rest of Asia	180	168

Total	$3,117	$2,976

Long-lived assets in the U.S. amounted to $1,774 million and $1,728 million for 2011 and 2010, respectively. For 2011, $1,518 million (2010, $1,526 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.